John Hancock
Alternative Asset Allocation Fund
Quarterly portfolio holdings 5/31/2024

Fund’s investments
As of 5-31-24 (unaudited)
	Shares	Value
Affiliated investment companies (A) 58.6%		$461,262,407
(Cost $437,313,009)
Absolute return strategies 32.8%		258,232,011
Diversified Macro, Class NAV, JHIT (Graham)	5,583,263	54,715,978
IQ Merger Arbitrage ETF (B)(C)	997,055	31,108,116
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI) (D)	10,175,343	101,346,419
The Arbitrage Fund, Class I (B)	5,399,810	71,061,498
Alternative investment approaches 18.8%		147,684,424
Seaport Long/Short, Class NAV, JHIT (Wellington)	7,107,989	86,362,062
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (E)	6,244,640	61,322,362
Alternative markets 7.0%		55,345,972
Infrastructure, Class NAV, JHIT (Wellington)	2,672,662	37,844,892

Invesco DB Precious Metals Fund (B)	302,290	17,501,080
Unaffiliated investment companies 37.3%		$293,917,131
(Cost $266,692,433)
Absolute return strategies 22.0%		173,007,700
Calamos Market Neutral Income Fund	4,205,625	61,191,845
Victory Market Neutral Income Fund	8,552,158	72,949,907
Virtus AlphaSimplex Managed Futures Strategy Fund	3,848,114	38,865,948
Alternative investment approaches 12.8%		101,273,954
JPMorgan Hedged Equity Fund	3,349,006	101,273,954
Alternative markets 2.5%		19,635,477
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (C)	689,209	9,683,386
Vanguard Real Estate ETF (C)	119,559	9,952,091

	Yield (%)	Shares	Value
Short-term investments 4.5%			$35,250,052
(Cost $35,239,870)
Short-term funds 4.5%			35,250,052
John Hancock Collateral Trust (F)	5.2280(G)	3,526,169	35,250,052

Total investments (Cost $739,245,312) 100.4%	$790,429,590
Other assets and liabilities, net (0.4%)	(3,181,826)
Total net assets 100.0%	$787,247,764

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(C)	All or a portion of this security is on loan as of 5-31-24. The value of securities on loan amounted to $4,897,447. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $1,359,339 in the form of U.S. Treasuries was pledged to the fund.
(D)	Non-income producing.
(E)	The subadvisor is an affiliate of the advisor.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $3,692,199.
(G)	The rate shown is the annualized seven-day yield as of 5-31-24.
2	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Subadvisors of Affiliated Underlying Funds
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Macro	5,583,263	$61,026,450	$9,787,527	$(18,457,728)	$(816,984)	$3,176,713	$993,934	$1,351,042	$54,715,978
Infrastructure	2,672,662	35,687,553	5,473,764	(8,256,351)	55,939	4,883,987	493,288	—	37,844,892
John Hancock Collateral Trust	3,526,169	37,604,230	127,527,350	(129,880,463)	2,713	(3,778)	1,337,812	—	35,250,052
Multi-Asset Absolute Return	10,175,343	99,069,307	8,412,434	(5,165,610)	(18,707)	(951,005)	—	—	101,346,419
Seaport Long/Short	7,107,989	84,366,725	7,574,586	(10,984,388)	(387,596)	5,792,735	2,734,429	—	86,362,062
Strategic Income Opportunities	6,244,640	57,276,250	8,474,134	(5,091,407)	(442,186)	1,105,571	1,573,528	—	61,322,362
					$(1,606,821)	$14,004,223	$7,132,991	$1,351,042	$376,841,765
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended May 31, 2024, is set forth below:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Credit Suisse Managed Futures Strategy Fund	—	$42,375,962	—	$(42,012,220)	$(7,778,697)	$7,414,955	—	—	—
Invesco DB Precious Metals Fund	302,290	22,803,807	$4,953,006	(13,595,473)	1,704,604	1,635,136	$983,727	—	$17,501,080
IQ Merger Arbitrage ETF	997,055	29,837,437	3,912,958	(2,428,419)	(54,564)	(159,296)	355,432	—	31,108,116
The Arbitrage Fund, Class I	5,399,810	68,654,756	7,164,687	(5,600,468)	1,059	841,464	171,009	$1,234,229	71,061,498
					$(6,127,598)	$9,732,259	$1,510,168	$1,234,229	$119,670,694
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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